Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Schedule of foreign currency translation and transactions
	As of December 31,
	2017	2016
Balance sheet items, except for equity accounts	6.5074	6.9448

	For the Years Ended December 31,
	2017	2016	2015
Items in the statements of income and comprehensive income, and statements of cash flows	6.7588	6.6441	6.2288